Nature of Business (Details Textual) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2017 a	Jun. 30, 2016 ft²	Feb. 23, 2017 $ / shares	Jan. 13, 2016 USD ($)	Dec. 31, 2015
Nature of Business [Line Items]
Number of Operating Segments		1
BRAZIL
Nature of Business [Line Items]
Equity Method Investment, Ownership Percentage	0.00%	99.00%
Second Eastern Affilate [Member]
Nature of Business [Line Items]
Area of Land	139,000	139,000
iBio CMO LLC [Member] | Second Eastern Affilate [Member]
Nature of Business [Line Items]
Lease Term	34 years	34 years
iBio CMO [Member]
Nature of Business [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				70.00%	100.00%
Equity Method Investment, Ownership Percentage			0.00%
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.001
iBio CMO [Member] | Second Eastern Affilate [Member]
Nature of Business [Line Items]
Noncontrolling Interest, Amount Represented by Preferred Stock | $				$ 15
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				30.00%